Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31, 2025	December 31, 2024
At cost:
Building improvement	$247,515	$196,929
Furniture and fixtures	1,550,061	25,390
Medical instruments	1,052,578	785,776
Motor vehicle	-	142,936
Office equipment	167,234	361,385
	3,017,388	1,512,416
Less: accumulated depreciation	(1,228,278)	(1,239,320)
Total	$1,789,110	$273,096

Depreciation expenses for the years ended December 31, 2025 and December 31, 2024 were $188,109 and $19,502, respectively.

No impairment loss was recorded for the years ended December 31, 2025 and December 31, 2024